CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended					6 Months Ended				9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009	Dec. 31, 2011 Vantiv, Inc.	Dec. 31, 2010 Vantiv, Inc.	Jun. 30, 2009 Warrants	Jun. 30, 2009 Warrants Minimum	Jun. 30, 2009 Warrants Maximum	Dec. 31, 2009 Non-controlling interest	Sep. 30, 2012 Non-controlling interest	Sep. 30, 2011 Non-controlling interest	Dec. 31, 2011 Non-controlling interest	Dec. 31, 2010 Non-controlling interest	Sep. 30, 2012 Vantiv Holding and Transactive	Sep. 30, 2011 Vantiv Holding and Transactive	Dec. 31, 2009 Vantiv Holding and Transactive	Sep. 30, 2012 Vantiv Holding and Transactive	Sep. 30, 2011 Vantiv Holding and Transactive	Dec. 31, 2011 Vantiv Holding and Transactive	Dec. 31, 2010 Vantiv Holding and Transactive	Sep. 30, 2012 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding and Transactive Vantiv, Inc.	Dec. 31, 2009 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 30, 2012 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding and Transactive Vantiv, Inc.	Dec. 31, 2011 Vantiv Holding and Transactive Vantiv, Inc.	Dec. 31, 2010 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 29, 2010 Vantiv Holding Class D Units Phantom Equity Plan	Jun. 30, 2009 Vantiv Holding Fifth Third Class C Non-Voting Units	Dec. 31, 2011 Vantiv Holding Warrants	Dec. 31, 2011 Vantiv Holding Warrants Fifth Third item
Reconciliation of net income (loss) attributable to non-controlling interests
Net (loss) income	$ 48,639,000	$ 28,683,000	$ 14,587,000	$ 53,289,000	$ 45,043,000	$ 84,810,000	$ 54,917,000							$ 16,728,000	$ 24,433,000	$ 24,516,000	$ 48,570,000	$ 32,924,000
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.			11,324,000																									11,324,000
Losses related to put rights			(9,100,000)	0	(100,000)	(800,000)	(4,300,000)																					9,100,000			800,000	4,300,000
Other expenses	0			0																							0	13,000		156,000	61,000	79,000
Vantiv, Inc. income tax expense	20,895,000	11,532,000	(191,000)	22,848,000	14,083,000	32,309,000	(956,000)																			13,114,000	6,033,000	(934,000)	2,556,000	4,763,000	13,310,000	7,800,000
Net income (loss) attributable to Vantiv, Inc.	24,264,000	11,648,000		28,856,000	20,527,000														61,753,000	34,716,000	34,090,000	55,845,000	49,962,000	98,981,000	67,096,000
Net (loss) income attributable to non-controlling interest	24,375,000	17,035,000	16,728,000	24,433,000	24,516,000	48,570,000	32,924,000												24,375,000	17,035,000	16,728,000	24,433,000	24,516,000	48,570,000	32,924,000
Percentage of net income attributable to non-controlling interests																								49.07%
Units allowed to be purchased under warrants																																		20,400,000
Warrant expiration term from issue date																																			20 years
Warrant expiration term following exercise of put rights																																			60 days
Purchase price of underlying units of the warrant																																				15.98
Value of warrants											65,400,000
Assumptions for valuation of warrants
Expected term												10 years	20 years
Expected volatilities (as a percent)												37.50%	44.40%
Risk free rate (as a percent)												4.03%	4.33%
Expected dividend rates (as a percent)											0.00%
Units authorized for issuance								15,300,000																									15,300,000
Paid-in capital related to share-based payments									$ 3,300,000	$ 1,700,000							$ 3,100,000	$ 1,700,000